Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents Reflected in the Consolidated Statement of Cash Flows

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2024	2023	2022
	USD	USD	USD

Bank balances	13,865,219	6,202,248	3,094,439
Cash on hand	285,502	36,832	22,648
	14,150,721	6,239,080	3,117,087
Less: bank overdrafts	(9,929)	(7,395)	(3,756)
Cash and cash equivalents	14,140,792	6,231,685	3,113,331